Summary of RSU and PSU Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	353,244
Granted	346,108
Shares vested	0	0
Forfeited	(30,181)
Outstanding at ending of period	669,171	353,244
Weighted Average Fair Value
Outstanding at beginning of period	$ 33.04
Granted	$ 46.34
Forfeited	$ 34.62
Outstanding at end of period	$ 39.78	$ 33.04
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 9 months 7 days	2 years 4 months 6 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	846,459
Granted	521,926
Shares vested	(233,726)
Forfeited	(95,663)
Outstanding at ending of period	1,038,996	846,459
Weighted Average Fair Value
Outstanding at beginning of period	$ 27.05
Granted	$ 41.84
Shares vested	$ 21.11
Forfeited	$ 32.68
Outstanding at end of period	$ 35.19	$ 27.05
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 8 months 1 day	1 year 9 months 7 days